GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Impairment test of PPE and Intangibles (excluding goodwill) Narrative (Details) tonne in Millions, $ in Millions			12 Months Ended
	Dec. 31, 2023 facility	Dec. 07, 2023 USD ($)	Dec. 31, 2025 USD ($) tonne cash_generating_unit	Dec. 31, 2024 USD ($) cash_generating_unit
Disclosure of information for cash-generating units [line items]
Number of facilities combined for impairment testing | facility	2
Number of cash-generating units | cash_generating_unit			46	45
Wind-down period postponed			6 months
Brazil
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, property, plant and equipment				$ 43
Poland
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, property, plant and equipment				36
Liberia
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, property, plant and equipment			$ 1,426
Number of tonnes at full capacity | tonne			20
Long Products South Africa
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, property, plant and equipment				$ 37
Long Products South Africa | South Africa
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, property, plant and equipment		$ 112
ArcelorMittal Temirtau | Disposal group, disposed of by sale, not discontinued operations
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, property, plant and equipment		732
Net sales proceeds		$ 278